CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME	$ 73,380	$ 24,527	$ 114,246
Other Comprehensive Income (Loss), net of tax:
Defined benefit pension plan—amortization of net income (loss), net of tax of $36 and $2 for 2017 and 2015, respectively	67		(75)
Comprehensive Income, net of tax	$ 73,447	$ 24,527	$ 114,171